Capital and Financial Risk Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Sep. 06, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant terms and conditions of trust capital securities [line Items]
Working capital	R$ (1,289,800)			R$ 293,400
Capital deficiency	R$ (1,149,210)		R$ (455,485)	R$ (455,904)	R$ (737,056)	R$ (381,129)
Put option to sell shares		R$ 40,300